Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0001845815
Registrant Name	Payoneer Global Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES